iShares®

iShares, Inc.

iShares Trust

iShares U.S. ETF Trust

Supplement dated May 24, 2024 (the “Supplement”) to the

currently effective Statement of Additional Information (“SAI”)

for each fund listed below (each, a “Fund”)

The information in this Supplement updates information in, and should be read in conjunction with, each Fund’s SAI.

The following changes are expected to take place on or around May 28, 2024, except as otherwise noted.

1)	For each Fund listed in Appendix A:

a.

The section of the Fund’s SAI entitled “Issuance of a Creation Unit” is revised to state that Creation Units of the Fund are generally issued on a “T+1 basis” (i.e., one Business Day after trade date).

b.	The section of the Fund’s SAI entitled “Placement of Redemption Orders” is revised to state that deliveries of redemption proceeds by the Fund are generally made within one Business Day (i.e., “T+1”).

2)	For each Fund listed in Appendix B:

a.

The section of the Fund’s SAI entitled “Issuance of a Creation Unit” is revised to state that Creation Units of the Fund are generally issued on a “T+2 basis” (i.e., two Business Days after trade date).

b.

The section of the Fund’s SAI entitled “Placement of Redemption Orders” is revised to state that deliveries of redemption proceeds by the Fund are generally made within two Business Days (i.e., “T+2”).

3)	For the iShares Short Treasury Bond ETF and the iShares 0-3 Month Treasury Bond ETF:

a.

In the section of the Funds’ SAI entitled “Creation and Redemption of Creation Units,” the sub-sections entitled “Purchase Orders” and “Timing of Submission of Purchase Orders” are deleted in their entirety and replaced with the following:

Purchase Orders and Submission Timing. An order to purchase shares of a Fund will be implemented as of the NAV next determined after the Authorized Participant has tendered the order, as described in the handbook for Authorized Participants. To initiate an order for a Creation Unit, an Authorized Participant must submit to the Distributor or its agent an irrevocable order to purchase shares of a Fund that is in proper form (pursuant to procedures set forth in the Authorized Participant Agreement) by the Fund’s submission deadline, known as the “Cutoff Time.” Generally, an order must be submitted before 4:00 p.m., Eastern time on any Business Day to receive that day’s NAV. For the iShares 0-3 Month Treasury Bond ETF and iShares Short Treasury Bond ETF, an order must be tendered before 12:00 p.m., Eastern time to receive the 12:00 p.m. NAV and before 4:00 p.m., Eastern time to receive the 4:00 p.m. NAV. There may be a different Cutoff Time for a Fund if a creation order will settle on a non-standard settlement basis, as described in the handbook for Authorized Participants.

The Distributor or its agent will notify BFA and the custodian of a purchase order. The custodian will then provide such information to any appropriate sub-custodian. Procedures and requirements governing the delivery of the Fund Deposit are set forth in the handbook for Authorized Participants and may change from time to time. Investors, other than Authorized Participants, are responsible for making arrangements for a creation request to be made through an Authorized Participant. The Distributor or its agent will provide a list of current Authorized Participants upon request. Those placing orders to purchase Creation Units through an Authorized Participant should allow sufficient time to permit proper submission of the purchase order to the Distributor or its agent by the Cutoff Time on such Business Day.

The Authorized Participant must also make available on or before the contractual settlement date, by means satisfactory to the Funds, immediately available or same day funds estimated by the Funds to be sufficient to pay the Cash Component next determined after acceptance of the purchase order, together with the applicable purchase transaction fees. Those placing orders should ascertain the applicable deadline for cash transfers by contacting the operations department of the broker or depositary institution effectuating the transfer of the Cash Component. This deadline is likely to be significantly earlier than the Cutoff Time of a Fund. Investors should be aware that an Authorized Participant may require orders for purchases of shares placed with it to be in the particular form required by the individual Authorized Participant. The Authorized Participant is responsible for any and all expenses and costs incurred by a Fund, including any applicable cash amounts, in connection with any purchase order.

Various issues, including economic or market disruptions and communications or other operational failures, may impede the ability to reach the Distributor or its agent or an Authorized Participant. The Distributor or its agent, in their discretion, may permit the submission of such orders and requests by or through an Authorized Participant at any time (including on days on which the Listing Exchange is not open for business) via communication through the facilities of the Distributor’s or its agent’s proprietary website maintained for this purpose. Purchase orders and redemption requests, if accepted by the Trust, will be processed based on the NAV next determined after such acceptance in accordance with a Fund’s Cutoff Time as provided in the Authorized Participant Agreement and disclosed in this SAI.

b.

In the section of the Funds’ SAI entitled “Creation and Redemption of Creation Units,” the first and sixth paragraphs of the sub-section entitled “Placement of Redemption Orders” are deleted in their entirety and replaced with the following:

Placement of Redemption Orders.

An order to redeem shares of a Fund will be implemented as of the NAV next determined after the Authorized Participant has tendered the order, as described in the handbook for Authorized Participants. To initiate a redemption order, an Authorized Participant must submit to the Distributor or its agent an irrevocable order to redeem shares of a Fund that is in proper form (pursuant to procedures set forth in the Authorized Participant Agreement) by the Cutoff Time. Generally, an order must be submitted before 4:00 p.m., Eastern time on any Business Day to receive that day’s NAV. For the iShares 0-3 Month Treasury Bond ETF and iShares Short Treasury Bond ETF, an order must be tendered before 12:00 p.m., Eastern time to receive the 12:00 p.m. NAV and before 4:00 p.m., Eastern time to receive the 4:00 p.m. NAV. There may be a different Cutoff Time for a Fund if a redemption order will settle on a non-standard settlement basis, as described in the handbook for Authorized Participants. In addition, on days when the Listing Exchange closes earlier than normal, a Fund may require orders to redeem Creation Units to be placed earlier that day. Investors that are not Authorized Participants are responsible for making arrangements for a redemption request to be made through an Authorized Participant. The Distributor or its agent will provide a list of current Authorized Participants upon request.

[ . . . ]

Deliveries of redemption proceeds by each Fund generally are made within one Business Day (i.e., T+1). However, for the iShares 0-3 Month Treasury Bond ETF and iShares Short Treasury Bond ETF, a redemption order that is tendered before 12:00 p.m., Eastern time generally will settle on a “T+0 basis” (i.e., on trade date). Each Fund reserves the right to settle redemption transactions on a different basis, if necessary or appropriate under the circumstances and compliant with applicable law.

4)	For the iShares India 50 ETF, iShares MSCI India ETF and iShares MSCI India Small-Cap ETF, effective immediately:

a.

The section of the Fund’s SAI entitled “Issuance of a Creation Unit” is revised to state that Creation Units of the Fund are generally issued on a “T+1 basis” (i.e., one Business Day after trade date).

b.

The section of the Fund’s SAI entitled “Placement of Redemption Orders” is revised to state that deliveries of redemption proceeds by the Fund are generally made within two Business Days (i.e., “T+2”).

Appendix A

BlackRock Short Duration Bond ETF

BlackRock Short Maturity Municipal Bond ETF

BlackRock Ultra Short-Term Bond ETF

iShares 0-5 Year High Yield Corporate Bond ETF

iShares 0-5 Year Investment Grade Corporate Bond ETF

iShares 10+ Year Investment Grade Corporate Bond ETF

iShares 10-20 Year Treasury Bond ETF

iShares 1-3 Year Treasury Bond ETF

iShares 1-5 Year Investment Grade Corporate Bond ETF

iShares 20+ Year Treasury Bond BuyWrite Strategy ET

iShares 20+ Year Treasury Bond ETF

iShares 25+ Year Treasury STRIPS Bond ETF

iShares 3-7 Year Treasury Bond ETF

iShares 5-10 Year Investment Grade Corporate Bond ETF

iShares 7-10 Year Treasury Bond ETF

iShares Aaa - A Rated Corporate Bond ETF

iShares Agency Bond ETF

iShares BB Rated Corporate Bond ETF

iShares BBB Rated Corporate Bond ETF

iShares Biotechnology ETF

iShares Blockchain and Tech ETF

iShares Broad USD High Yield Corporate Bond ETF

iShares Broad USD Investment Grade Corporate Bond ETF

iShares California Muni Bond ETF

iShares Climate Conscious and Transition MSCI USA ETF

iShares CMBS ETF

iShares Cohen & Steers REIT ETF

iShares Commodity Curve Carry Strategy ETF

iShares Convertible Bond ETF

iShares Core 10+ Year USD Bond ETF

iShares Core 1-5 Year USD Bond ETF

iShares Core 5-10 Year USD Bond ETF

iShares Core Aggressive Allocation ETF

iShares Core Conservative Allocation ETF

iShares Core Dividend ETF

iShares Core Dividend Growth ETF

iShares Core Growth Allocation ETF

iShares Core High Dividend ETF

iShares Core Moderate Allocation ETF

iShares Core S&P 500 ETF

iShares Core S&P Mid-Cap ETF

iShares Core S&P Small-Cap ETF

iShares Core S&P Total U.S. Stock Market ETF

iShares Core S&P U.S. Growth ETF

iShares Core S&P U.S. Value ETF

iShares Core Total USD Bond Market ETF

iShares Core U.S. Aggregate Bond ETF

iShares Core U.S. REIT ETF

iShares Currency Hedged MSCI ACWI ex U.S. ETF

iShares Currency Hedged MSCI EAFE ETF

iShares Currency Hedged MSCI EAFE Small-Cap ETF

iShares Currency Hedged MSCI Emerging Markets ETF

iShares Currency Hedged MSCI Eurozone ETF

iShares Currency Hedged MSCI Germany ETF

iShares Currency Hedged MSCI Japan ETF

iShares Dow Jones U.S. ETF

iShares ESG Advanced High Yield Corporate Bond ETF

iShares ESG Advanced Investment Grade Corporate Bond ETF

iShares ESG Advanced MSCI USA ETF

iShares ESG Advanced Total USD Bond Market ETF

iShares ESG Aware 1-5 Year USD Corporate Bond ETF

iShares ESG Aware Aggressive Allocation ETF

iShares ESG Aware Conservative Allocation ETF

iShares ESG Aware Growth Allocation ETF

iShares ESG Aware Moderate Allocation ETF

iShares ESG Aware MSCI USA ETF

iShares ESG Aware MSCI USA Growth ETF

iShares ESG Aware MSCI USA Small-Cap ETF

iShares ESG Aware MSCI USA Value ETF

iShares ESG Aware U.S. Aggregate Bond ETF

iShares ESG Aware USD Corporate Bond ETF

iShares ESG MSCI USA Leaders ETF

iShares ESG MSCI USA Min Vol Factor ETF

iShares ESG Screened S&P 500 ETF

iShares ESG Screened S&P Mid-Cap ETF

iShares ESG Screened S&P Small-Cap ETF

iShares Expanded Tech Sector ETF

iShares Expanded Tech-Software Sector ETF

iShares Factors US Growth Style ETF

iShares Fallen Angels USD Bond ETF

iShares Floating Rate Bond ETF

iShares Focused Value Factor ETF

iShares GNMA Bond ETF

iShares Gold Strategy ETF

iShares Government/Credit Bond ETF

iShares GSCI Commodity Dynamic Roll Strategy ETF

iShares High Yield Corporate Bond BuyWrite Strategy ETF

iShares High Yield Systematic Bond ETF

iShares iBonds 2024 Term High Yield and Income ETF

iShares iBonds 2025 Term High Yield and Income ETF

iShares iBonds 2026 Term High Yield and Income ETF

iShares iBonds 2027 Term High Yield and Income ETF

iShares iBonds 2028 Term High Yield and Income ETF

iShares iBonds 2029 Term High Yield and Income ETF

iShares iBonds 2030 Term High Yield and Income ETF

iShares iBonds 2031 Term High Yield and Income ETF

iShares iBonds Dec 2024 Term Corporate ETF

iShares iBonds Dec 2024 Term Muni Bond ETF

iShares iBonds Dec 2024 Term Treasury ETF

iShares iBonds Dec 2025 Term Corporate ETF

iShares iBonds Dec 2025 Term Muni Bond ETF

iShares iBonds Dec 2025 Term Treasury ETF

iShares iBonds Dec 2026 Term Corporate ETF

iShares iBonds Dec 2026 Term Muni Bond ETF

iShares iBonds Dec 2026 Term Treasury ETF

iShares iBonds Dec 2027 Term Corporate ETF

iShares iBonds Dec 2027 Term Muni Bond ETF

iShares iBonds Dec 2027 Term Treasury ETF

iShares iBonds Dec 2028 Term Corporate ETF

iShares iBonds Dec 2028 Term Muni Bond ETF

iShares iBonds Dec 2028 Term Treasury ETF

iShares iBonds Dec 2029 Term Corporate ETF

iShares iBonds Dec 2029 Term Muni Bond ETF

iShares iBonds Dec 2029 Term Treasury ETF

iShares iBonds Dec 2030 Term Corporate ETF

iShares iBonds Dec 2030 Term Muni Bond ETF

iShares iBonds Dec 2030 Term Treasury ETF

iShares iBonds Dec 2031 Term Corporate ETF

iShares iBonds Dec 2031 Term Treasury ETF

iShares iBonds Dec 2032 Term Corporate ETF

iShares iBonds Dec 2032 Term Treasury ETF

iShares iBonds Dec 2033 Term Corporate ETF

iShares iBonds Dec 2034 Term Corporate ETF

iShares iBonds Dec 2033 Term Treasury ETF

iShares iBonds Oct 2024 Term TIPS ETF

iShares iBonds Oct 2025 Term TIPS ETF

iShares iBonds Oct 2026 Term TIPS ETF

iShares iBonds Oct 2027 Term TIPS ETF

iShares iBonds Oct 2028 Term TIPS ETF

iShares iBonds Oct 2029 Term TIPS ETF

iShares iBonds Oct 2030 Term TIPS ETF

iShares iBonds Oct 2031 Term TIPS ETF

iShares iBonds Oct 2032 Term TIPS ETF

iShares iBonds Oct 2033 Term TIPS ETF

iShares iBonds Oct 2034 Term TIPS ETF

iShares iBoxx $ High Yield Corporate Bond ETF

iShares iBoxx $ Investment Grade Corporate Bond ETF

iShares Inflation Hedged Corporate Bond ETF

iShares Inflation Hedged High Yield Bond ETF

iShares Inflation Hedged U.S. Aggregate Bond ETF

iShares Interest Rate Hedged Corporate Bond ETF

iShares Interest Rate Hedged High Yield Bond ETF

iShares Interest Rate Hedged Long-Term Corporate Bond ETF

iShares Interest Rate Hedged U.S. Aggregate Bond ETF

iShares Intermediate Government/Credit Bond ETF

iShares Investment Grade Corporate Bond BuyWrite Strategy ETF

iShares Investment Grade Systematic Bond ETF

iShares J.P. Morgan Broad USD Emerging Markets Bond ETF

iShares J.P. Morgan EM Corporate Bond ETF

iShares J.P. Morgan EM High Yield Bond ETF

iShares J.P. Morgan USD Emerging Markets Bond ETF

iShares LifePath Retirement ETF

iShares LifePath Target Date 2025 ETF

iShares LifePath Target Date 2030 ETF

iShares LifePath Target Date 2035 ETF

iShares LifePath Target Date 2040 ETF

iShares LifePath Target Date 2045 ETF

iShares LifePath Target Date 2050 ETF

iShares LifePath Target Date 2055 ETF

iShares LifePath Target Date 2060 ETF

iShares LifePath Target Date 2065 ETF

iShares MBS ETF

iShares Micro-Cap ETF

iShares Morningstar Growth ETF

iShares Morningstar Mid-Cap ETF

iShares Morningstar Mid-Cap Growth ETF

iShares Morningstar Mid-Cap Value ETF

iShares Morningstar Multi-Asset Income ETF

iShares Morningstar Small-Cap ETF

iShares Morningstar Small-Cap Growth ETF

iShares Morningstar Small-Cap Value ETF

iShares Morningstar U.S. Equity ETF

iShares Morningstar Value ETF

iShares Mortgage Real Estate ETF

iShares MSCI Canada ETF

iShares MSCI Global Silver and Metals Miners ETF

iShares MSCI KLD 400 Social ETF

iShares MSCI Mexico ETF

iShares MSCI USA Equal Weighted ETF

iShares MSCI USA ESG Select ETF

iShares MSCI USA Min Vol Factor ETF

iShares MSCI USA Momentum Factor ETF

iShares MSCI USA Quality Factor ETF

iShares MSCI USA Size Factor ETF

iShares MSCI USA Small-Cap Min Vol Factor ETF

iShares MSCI USA Value Factor ETF

iShares National Muni Bond ETF

iShares New York Muni Bond ETF

iShares North American Natural Resources ETF

iShares Paris-Aligned Climate MSCI USA ETF

iShares Preferred and Income Securities ETF

iShares Residential and Multisector Real Estate ETF

iShares Russell 1000 ETF

iShares Russell 1000 Growth ETF

iShares Russell 1000 Value ETF

iShares Russell 2000 BuyWrite ETF

iShares Russell 2000 ETF

iShares Russell 2000 Growth ETF

iShares Russell 2000 Value ETF

iShares Russell 2500 ETF

iShares Russell 3000 ETF

iShares Russell Mid-Cap ETF

iShares Russell Mid-Cap Growth ETF

iShares Russell Mid-Cap Value ETF

iShares Russell Top 200 ETF

iShares Russell Top 200 Growth ETF

iShares Russell Top 200 Value ETF

iShares S&P 100 ETF

iShares S&P 500 BuyWrite ETF

iShares S&P 500 Growth ETF

iShares S&P 500 Value ETF

iShares S&P Mid-Cap 400 Growth ETF

iShares S&P Mid-Cap 400 Value ETF

iShares S&P Small-Cap 600 Growth ETF

iShares S&P Small-Cap 600 Value ETF

iShares Select Dividend ETF

iShares Semiconductor ETF

iShares Short-Term National Muni Bond ETF

iShares Transition-Enabling Metals ETF

iShares Treasury Floating Rate Bond ETF

iShares U.S. Aerospace & Defense ETF

iShares U.S. Basic Materials ETF

iShares U.S. Broker-Dealers & Securities Exchanges ETF

iShares U.S. Consumer Discretionary ETF

iShares U.S. Consumer Focused ETF

iShares U.S. Consumer Staples ETF

iShares U.S. Digital Infrastructure and Real Estate ETF

iShares U.S. Energy ETF

iShares U.S. Equity Factor ETF

iShares U.S. Financial Services ETF

iShares U.S. Financials ETF

iShares U.S. Fixed Income Balanced Risk Systematic ETF

iShares U.S. Healthcare ETF

iShares U.S. Healthcare Providers ETF

iShares U.S. Home Construction ETF

iShares U.S. Industrials ETF

iShares U.S. Infrastructure ETF

iShares U.S. Insurance ETF

iShares U.S. Medical Devices ETF

iShares U.S. Oil & Gas Exploration & Production ETF

iShares U.S. Oil Equipment & Services ETF

iShares U.S. Pharmaceuticals ETF

iShares U.S. Real Estate ETF

iShares U.S. Regional Banks ETF

iShares U.S. Small-Cap Equity Factor ETF

iShares U.S. Tech Breakthrough Multisector ETF

iShares U.S. Tech Independence Focused ETF

iShares U.S. Technology ETF

iShares U.S. Telecommunications ETF

iShares U.S. Transportation ETF

iShares U.S. Treasury Bond ETF

iShares U.S. Utilities ETF

iShares US & Intl High Yield Corp Bond ETF

iShares US Small Cap Value Factor ETF

iShares USD Green Bond ETF

iShares USD Systematic Bond ETF

iShares Yield Optimized Bond ETF

Appendix B

iShares 1-3 Year International Treasury Bond ETF

iShares Core MSCI Emerging Markets ETF

iShares Emerging Markets Dividend ETF

iShares Emerging Markets Equity Factor ETF

iShares ESG Aware MSCI EM ETF

iShares International Treasury Bond ETF

iShares MSCI Emerging Markets ETF

iShares MSCI Emerging Markets ex China ETF

iShares MSCI World ETF

If you have any questions, please call 1-800-iShares (1-800-474-2737).

iShares® is a registered trademark of BlackRock Fund Advisors and its affiliates.

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